SoFi Weekly Income ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

CORPORATE BONDS - 90.6%	Par	Value
Advertising - 0.2%
Outfront Media Capital LLC / Outfront Media Capital Corp., 7.38%, 02/15/2031	$35,000	$35,921

Aerospace & Defense - 2.4%
Bombardier, Inc.
7.88%, 04/15/2027	91,000	91,145
7.50%, 02/01/2029 (a)	56,000	55,534
8.75%, 11/15/2030	45,000	46,127
Spirit AeroSystems, Inc., 9.75%, 11/15/2030	50,000	52,715
TransDigm, Inc.
6.25%, 03/15/2026	74,000	73,552
6.75%, 08/15/2028	34,000	34,103
		353,176

Agriculture - 0.7%
Vector Group Ltd., 5.75%, 02/01/2029	110,000	98,011

Airlines - 0.9%
Delta Air Lines, Inc., 7.38%, 01/15/2026	97,000	99,401
United Airlines, Inc., 4.38%, 04/15/2026	27,000	25,693
		125,094

Apparel - 1.4%
Hanesbrands, Inc., 4.88%, 05/15/2026 (a)	142,000	133,920
Tapestry, Inc., 7.00%, 11/27/2026	75,000	75,831
		209,751

Auto Manufacturers - 1.9%
Allison Transmission, Inc., 4.75%, 10/01/2027	90,000	84,950
Ford Motor Credit Co., LLC, 3.66%, 09/08/2024	200,000	195,712
		280,662

Auto Parts & Equipment - 2.2%
Clarios Global LP / Clarios U.S. Finance Co., 6.75%, 05/15/2028	69,000	69,662
Dana, Inc., 5.38%, 11/15/2027	87,000	82,643
Tenneco, Inc., 8.00%, 11/17/2028	17,000	14,011
ZF North America Capital, Inc., 6.88%, 04/14/2028	150,000	152,231
		318,547

Banks - 5.4%
Barclays PLC, 5.30% to 08/09/2025 (1 Year CMT Rate + 2.30%), 08/09/2026	171,000	168,377
Citizens Financial Group, Inc., 8.69% (3 Month SOFR + 3.26%), Perpetual (Call 01/06/2024)(b)	113,000	97,128
Credit Suisse AG, 7.95%, 01/09/2025	214,000	218,246
Fifth Third Bancorp, 6.34% to 07/27/2028 (SOFR + 2.34%), 07/27/2029	34,000	34,344
NatWest Group PLC, 6.00% to 06/29/2026 (5 Year CMT Rate + 5.63%), Perpetual (Call 12/29/2025)	171,000	162,851
Truist Financial Corp., 4.95% to 12/01/2025 (5 Year CMT Rate + 4.61%), Perpetual (Call 09/01/2025)(c)	51,000	48,362
Wells Fargo & Co., 3.90% to 03/15/2026 (5 Year CMT Rate + 3.45%), Perpetual (Call 03/15/2026)	56,000	50,557
		779,865

Building Materials - 0.9%
Eco Material Technologies, Inc., 7.88%, 01/31/2027	77,000	75,752
Smyrna Ready Mix Concrete, LLC, 8.88%, 11/15/2031	50,000	50,911
		126,663

Chemicals - 0.5%
Olin Corp., 5.13%, 09/15/2027	37,000	35,257
The Chemours Co., 4.63%, 11/15/2029	48,000	40,372
		75,629

Commercial Services - 2.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/2026	111,000	107,980
Block, Inc., 2.75%, 06/01/2026	81,000	74,784
Global Payments, Inc., 4.95%, 08/15/2027	72,000	70,606
The Brink's Co., 4.63%, 10/15/2027	51,000	47,851
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	64,000	58,326
		359,547

Computers - 0.9%
KBR, Inc., 4.75%, 09/30/2028	90,000	80,456
Seagate HDD Cayman, 8.25%, 12/15/2029	45,000	47,829
		128,285

Distribution & Wholesale - 1.2%
LKQ Corp., 5.75%, 06/15/2028	125,000	124,122
Verde Purchaser, LLC, 10.50%, 11/30/2030	50,000	50,100
		174,222

Diversified Financial Services - 8.4%
AerCap Holdings NV, 5.88% (5 Year CMT Rate + 4.54%), 10/10/2079	204,000	197,327
Aircastle Ltd., 4.25%, 06/15/2026	39,000	37,047
Avolon Holdings Funding Ltd., 4.25%, 04/15/2026	99,000	94,190
BGC Group, Inc., 4.38%, 12/15/2025 (	62,000	58,687
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029	77,000	78,523
Navient Corp.
6.75%, 06/15/2026	95,000	94,716
5.00%, 03/15/2027	47,000	43,863
OneMain Finance Corp.
7.13%, 03/15/2026	48,000	48,440
3.50%, 01/15/2027	189,000	169,037
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027	80,000	75,288
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026(a)	129,000	116,695
SLM Corp., 4.20%, 10/29/2025	33,000	31,358
The Depository Trust & Clearing Corp., 3.38% to 06/20/2026 (5 Year CMT Rate + 2.61%), Perpetual (Call 06/20/2026)	214,000	164,466
		1,209,637

Electric - 2.7%
American Electric Power Co., Inc., 5.70%, 08/15/2025	73,000	73,070
NextEra Energy Operating Partners L.P.
4.25%, 09/15/2024	180,000	171,877
3.88%, 10/15/2026	48,000	44,371
Talen Energy Supply, LLC, 8.63%, 06/01/2030	51,000	53,462
TransAlta Corp., 7.75%, 11/15/2029	42,000	43,280
		386,060

Electrical Components & Equipment - 0.5%
EnerSys, 4.38%, 12/15/2027	74,000	67,785

Electronics - 0.3%
Coherent Corp., 5.00%, 12/15/2029	56,000	50,724

Entertainment - 3.4%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029	171,000	171,375
Caesars Entertainment, Inc., 6.25%, 07/01/2025	99,000	98,513
Jacobs Entertainment, Inc., 6.75%, 02/15/2029	69,000	61,884
Light & Wonder International, Inc., 7.00%, 05/15/2028	56,000	56,105
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/2030	120,000	107,493
		495,370

Environmental Control - 1.7%
GFL Environmental, Inc., 6.75%, 01/15/2031	100,000	101,000
Stericycle, Inc., 5.38%, 07/15/2024	143,000	142,530
		243,530

Food - 0.8%
B&G Foods, Inc., 8.00%, 09/15/2028	107,000	109,488

Healthcare - Products - 0.2%
Garden Spinco Corp., 8.63%, 07/20/2030	34,000	35,711

Healthcare - Services - 2.7%
CHS/Community Health Systems, Inc., 8.00%, 03/15/2026(a)	108,000	104,102
DaVita, Inc., 4.63%, 06/01/2030	51,000	43,145
Encompass Health Corp., 4.50%, 02/01/2028	60,000	56,142
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030	86,000	72,515
Star Parent, Inc., 9.00%, 10/01/2030	43,000	44,712
Tenet Healthcare Corp., 5.13%, 11/01/2027	75,000	72,036
		392,652

Home Builders - 2.1%
Adams Homes, Inc., 9.25%, 10/15/2028	43,000	42,279
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.63%, 01/15/2028	48,000	45,344
Dream Finders Homes, Inc., 8.25%, 08/15/2028	111,000	114,424
LGI Homes, Inc.
8.75%, 12/15/2028	50,000	51,461
4.00%, 07/15/2029	67,000	55,347
		308,855

Insurance - 1.0%
Global Atlantic Fin Co., 7.95%, 06/15/2033	43,000	46,407
SBL Holdings, Inc., 5.13%, 11/13/2026	104,000	96,555
		142,962

Internet - 0.9%
Uber Technologies, Inc.
7.50%, 05/15/2025	67,000	68,256
8.00%, 11/01/2026(a)	54,000	54,930
		123,186

Investment Companies - 5.5%
Bain Capital Specialty Finance, Inc., 2.95%, 03/10/2026	75,000	67,753
Blackstone Private Credit Fund, 2.63%, 12/15/2026	134,000	118,019
Blue Owl Credit Income Corp., 4.70%, 02/08/2027	113,000	104,038
Blue Owl Technology Finance Corp., 4.75%, 12/15/2025	196,000	183,176
Golub Capital BDC, Inc., 7.05%, 12/05/2028	40,000	39,571
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	77,000	75,630
5.25%, 05/15/2027	43,000	38,969
Oaktree Specialty Lending Corp., 2.70%, 01/15/2027	46,000	40,176
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/2024	76,000	74,199
6.95%, 08/14/2028	56,000	56,396
		797,927

Iron & Steel - 1.1%
Cleveland-Cliffs, Inc., 5.88%, 06/01/2027(a)	74,000	72,709
Mineral Resources Ltd.
8.13%, 05/01/2027(a)	39,000	39,159
9.25%, 10/01/2028	43,000	44,524
		156,392

Leisure Time - 2.2%
Acushnet Co., 7.38%, 10/15/2028	48,000	49,332
Carnival Corp., 7.63%, 03/01/2026(a)	83,000	83,523
NCL Corp. Ltd.
5.88%, 02/15/2027	46,000	44,578
8.38%, 02/01/2028	56,000	57,967
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026	81,000	76,772
		312,172

Media - 6.1%
AMC Networks, Inc., 4.75%, 08/01/2025	81,000	76,943
Block Communications, Inc., 4.88%, 03/01/2028	81,000	68,959
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027	118,000	112,406
6.38%, 09/01/2029	44,000	42,484
CSC Holdings, LLC, 5.25%, 06/01/2024	128,000	122,067
DISH DBS Corp., 5.88%, 11/15/2024	32,000	28,125
DISH Network Corp., 11.75%, 11/15/2027	129,000	128,207
Gray Television, Inc., 7.00%, 05/15/2027	72,000	65,502
Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2027	38,000	35,385
Nexstar Media, Inc., 4.75%, 11/01/2028	47,000	41,646
Sirius XM Radio, Inc.
3.13%, 09/01/2026	67,000	61,704
4.00%, 07/15/2028(a)	105,000	93,903
		877,331

Metal Fabricate & Hardware - 0.5%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030	75,000	73,744

Mining - 0.8%
Arsenal AIC Parent, LLC, 8.00%, 10/01/2030	73,000	74,574
Hudbay Minerals, Inc., 4.50%, 04/01/2026	37,000	35,182
		109,756

Miscellaneous Manufacturers - 0.4%
Trinity Industries, Inc., 7.75%, 07/15/2028	51,000	52,052

Oil & Gas - 6.0%
Civitas Resources, Inc., 8.38%, 07/01/2028	86,000	88,188
CNX Resources Corp., 7.38%, 01/15/2031	60,000	59,671
Comstock Resources, Inc., 6.75%, 03/01/2029(a)	77,000	70,973
Occidental Petroleum Corp., 0.00%, 10/10/2036(c)	159,000	84,002
Ovintiv, Inc., 5.65%, 05/15/2028	69,000	68,827
Parkland Corp., 5.88%, 07/15/2027	90,000	88,299
Permian Resources Operating, LLC
6.88%, 04/01/2027	56,000	55,593
9.88%, 07/15/2031	51,000	55,805
Range Resources Corp., 4.88%, 05/15/2025	55,000	54,169
Southwestern Energy Co., 5.70%, 01/23/2025	74,000	73,864
Strathcona Resources Ltd./Alberta, 6.88%, 08/01/2026(a)	74,000	70,552
Vital Energy, Inc.
9.50%, 01/15/2025	60,000	60,277
7.75%, 07/31/2029	47,000	43,125
		873,345

Oil & Gas Services - 0.6%
Enerflex Ltd., 9.00%, 10/15/2027	99,000	93,298

Packaging & Containers - 2.9%
Berry Global, Inc., 4.88%, 07/15/2026	77,000	74,626
LABL, Inc., 6.75%, 07/15/2026	123,000	117,013
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(a)	86,000	85,509
OI European Group BV, 4.75%, 02/15/2030	39,000	35,130
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031	56,000	55,651
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC, 4.00%, 10/15/2027	64,000	58,620
		426,549

Pharmaceuticals - 1.8%
AdaptHealth, LLC, 4.63%, 08/01/2029	90,000	71,144
BellRing Brands, Inc., 7.00%, 03/15/2030	69,000	70,231
Owens & Minor, Inc., 6.63%, 04/01/2030(a)	77,000	72,188
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	56,000	51,056
		264,619

Pipelines - 6.4%
Buckeye Partners L.P.
4.13%, 03/01/2025	43,000	41,917
3.95%, 12/01/2026	104,000	98,095
Columbia Pipelines Holding Co., LLC, 6.04%, 08/15/2028	86,000	87,008
Energy Transfer L.P., 6.50% (5 Year CMT Rate + 5.69%), Perpetual(a)	81,000	76,050
Enterprise Products Operating, LLC, 8.64% (3 Month SOFR + 3.25%), 08/16/2077(b)	117,000	116,614
Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 05/15/2026	77,000	75,452
Global Partners LP / GLP Finance Corp., 7.00%, 08/01/2027	44,000	42,209
Hess Midstream Operations L.P., 5.13%, 06/15/2028	97,000	92,907
New Fortress Energy, Inc., 6.50%, 09/30/2026	154,000	146,398
NuStar Logistics L.P., 5.75%, 10/01/2025	143,000	142,132
		918,782

Real Estate - 0.4%
Cushman & Wakefield U.S. Borrower, LLC, 8.88%, 09/01/2031	51,000	51,163

Retail - 5.6%
Academy Ltd., 6.00%, 11/15/2027	72,000	70,315
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	93,000	85,619
Bath & Body Works, Inc., 6.69%, 01/15/2027	93,000	93,476
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030	56,000	55,977
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 04/26/2028	73,000	75,800
FirstCash, Inc., 4.63%, 09/01/2028(a)	78,000	71,503
Group 1 Automotive, Inc., 4.00%, 08/15/2028	87,000	78,458
LCM Investments Holdings II, LLC, 8.25%, 08/01/2031	77,000	77,450
Lithia Motors, Inc., 3.88%, 06/01/2029	43,000	37,935
Macy's Retail Holdings, LLC, 5.88%, 03/15/2030(a)	51,000	46,323
QVC, Inc., 4.85%, 04/01/2024	57,000	56,006
Raising Cane's Restaurants, LLC, 9.38%, 05/01/2029	60,000	63,078
		811,940

Semiconductors - 1.0%
Amkor Technology, Inc., 6.63%, 09/15/2027	143,000	143,785

Software - 0.6%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026	99,000	93,666

Telecommunications - 2.4%
Altice France SA/France, 8.13%, 02/01/2027(a)	200,000	172,204
Frontier Communications Holdings, LLC
5.88%, 10/15/2027(a)	73,000	68,653
5.00%, 05/01/2028	34,000	30,534
Lumen Technologies, Inc., 4.00%, 02/15/2027	141,000	74,642
		346,033

Toys, Games & Hobbies - 0.5%
Mattel, Inc., 3.38%, 04/01/2026	70,000	65,737
TOTAL CORPORATE BONDS (Cost $13,449,130)		13,099,624

REAL ESTATE INVESTMENT TRUSTS - 3.1%	Shares
REITs - 3.1%
EPR Properties(a)	120,000	112,935
MPT Operating Partnership LP / MPT Finance Corp.(a)	148,000	118,112
RHP Hotel Properties LP / RHP Finance Corp.	56,000	56,909
Starwood Property Trust, Inc.	67,000	66,006
Starwood Property Trust, Inc.(a)	33,000	31,947
VICI Properties LP / VICI Note Co., Inc.	61,000	56,526
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $494,746)		442,435

ASSET-BACKED SECURITIES - 2.1%	Par
AB Issuer, LLC, Series 2021-1, Class A2, 3.73%, 07/30/2051	88,425	75,084
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 02/28/2051	87,647	75,662
Planet Fitness Master Issuer, LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051(a)	73,875	67,260
ServiceMaster Funding, LLC, Series 2020-1, Class A2II, 3.34%, 01/30/2051	109,009	87,027
TOTAL ASSET-BACKED SECURITIES (Cost $353,786)		305,033

MORTGAGE-BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corporation REMICS, Series 4707, Class AI, 4.00%, 07/15/2047(d)	99,895	16,432
Federal National Mortgage Association Interest Strips
Series 417, Class C23, 5.00%, 01/25/2043(d)	498,647	85,872
Series 424, Class C14, 4.00%, 01/25/2048(d)	382,407	69,182
Federal National Mortgage Association REMICS
Series 2013-17, Class UI, 3.00%, 03/25/2028(d)	652,177	26,468
Series 2016-40, Class BI, 5.00%, 07/25/2046(d)	63,039	9,762
Series 2021-27, Class SB, 0.00% (-1 x 30 Day avg. SOFR U.S. + 1.50%), 05/25/2051(d)(e)(f)	269,958	63
TOTAL MORTGAGE-BACKED SECURITIES (Cost $141,273)		207,779

SHORT-TERM INVESTMENTS - 14.2%	Shares
Investments Purchased with Proceeds from Securities Lending - 11.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(g)	1,714,129	1,714,129

Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 5.29%(g)	194,862	194,862

U.S. Treasury Bills - 1.0%	Par
5.43%, 03/21/2024(h)	144,000	141,680
TOTAL SHORT-TERM INVESTMENTS (Cost $2,050,633)		2,050,671

TOTAL INVESTMENTS - 111.4% (Cost $16,489,568)		$16,105,542
Liabilities in Excess of Other Assets - (11.4)%		(1,654,174)
TOTAL NET ASSETS - 100.0%		$14,451,368

Percentages are stated as a percent of net assets.

CMT – Constant Maturity Treasury Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
All or a portion of this security is on loan as of November 30, 2023. The total market value of these securities was $1,675,310 which represented 11.6% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2023.

(c)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(d)	Interest only security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2023.

(f)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)	The rate shown represents the annualized seven-day effective yield as of November 30, 2023.
(h)	The rate shown is the effective yield.

Summary of Fair Value Exposure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

SoFi Weekly Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$13,099,624	$–	$13,099,624
Real Estate Investment Trusts	–	442,435	–	442,435
Asset-Backed Securities	–	305,033	–	305,033
Mortgage-Backed Securities	–	207,779	–	207,779
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,714,129
Money Market Funds	194,862	–	–	194,862
U.S. Treasury Bills	–	141,680	–	141,680
Total Investments	$194,862	$14,196,551	$–	$16,105,542

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.